Risk/Return Detail Data - FidelityCommodityStrategyFund-RetailPRO	Sep. 28, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Oxford Street Trust
FidelityCommodityStrategyFund-RetailPRO | Fidelity Commodity Strategy Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Commodity Strategy Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Commodity Strategy Fund seeks to provide investment returns that correspond to the performance of the commodities market.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 0 % of the average value of its portfolio.
Portfolio Turnover, Rate	none
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing in commodity-linked derivative instruments, short-term investment-grade debt securities, cash, and cash equivalents. Investing up to 25% of assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands that invests in commodity-linked total return swaps based on the value of commodities or commodities indexes and in other commodity-linked derivative instruments. Managing the fund to track an index chosen to represent the commodities market, as well as short-term investment-grade debt securities, which as of July 31, 2024 was the Bloomberg Commodity Index. Investing in domestic and foreign issuers. Engaging in commodity-linked derivatives transactions that have a leveraging effect on the fund. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level, if applicable. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Bar Chart, Year to Date Return	4.72%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Mar. 31, 2022
Highest Quarterly Return	24.17%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(23.53%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityCommodityStrategyFund-RetailPRO | Fidelity Commodity Strategy Fund | Fidelity Commodity Strategy Fund
Risk/Return:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.23%
Acquired fund fees and expenses	0.03%	[1]
Total annual operating expenses	0.66%	[2]
1 year	$ 67
3 years	211
5 years	368
10 years	$ 822
Annual Return, Inception Date	May 30, 2017
2018	(11.68%)
2019	6.89%
2020	(3.84%)
2021	26.29%
2022	14.03%
2023	(8.63%)
FidelityCommodityStrategyFund-RetailPRO | Fidelity Commodity Strategy Fund | Return Before Taxes | Fidelity Commodity Strategy Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	(8.63%)
Past 5 years	6.23%
Since Inception	3.64%	[3]
FidelityCommodityStrategyFund-RetailPRO | Fidelity Commodity Strategy Fund | After Taxes on Distributions | Fidelity Commodity Strategy Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	(10.04%)
Past 5 years	0.91%
Since Inception	(1.00%)	[3]
FidelityCommodityStrategyFund-RetailPRO | Fidelity Commodity Strategy Fund | After Taxes on Distributions and Sales | Fidelity Commodity Strategy Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	(5.07%)
Past 5 years	2.76%
Since Inception	0.97%	[3]
FidelityCommodityStrategyFund-RetailPRO | Fidelity Commodity Strategy Fund | DJ010
Risk/Return:
Label	Bloomberg Commodity Index
Past 1 year	(7.91%)
Past 5 years	7.23%
Since Inception	4.56%

[1]
A The fund may invest in a wholly-owned subsidiary, Geode Commodity Strategy Cayman Ltd. The subsidiary has entered into a separate contract with Geode Capital Management, LLC (Geode) for the management of its portfolio pursuant to which the subsidiary does not pay Geode a fee. The subsidiary pays certain other expenses including custody fees.

[2]	B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[3]	A From May 30, 2017 .